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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4915

                    DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)

55 East Monroe Street, Suite 3600, Chicago, Illinois 60603

(Address of principal executive offices)  (Zip code)

Nathan I. Partain	John R. Sagan
DNP Select Income Fund Inc.	Mayer, Brown, Rowe & Maw LLP
55 East Monroe Street, Suite 3600	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 368-5510

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

SCHEDULE OF INVESTMENTS.

The Schedule of Investments follows.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS
(UNAUDITED)
March 31, 2007

COMMON STOCKS—98.8%
		Value
Shares	Description	(Note 1)

	¢ ELECTRIC AND GAS—72.4%
1,000,000	Atmos Energy Corp.	$31,280,000
3,071,300	CenterPoint Energy Inc.	55,099,122
1,125,000	Consolidated Edison Inc.	57,442,500
700,000	Dominion Resources, Inc.	62,139,000
3,530,000	Duke Energy Corp.	71,623,700
1,100,000	Energy East Corp.	26,796,000
1,464,000	Exelon Corp.	100,591,440
1,735,000	FPL Group Inc.	106,129,950
1,535,000	FirstEnergy Corp.	101,678,400
1,749,800	Great Plains Energy Inc.	56,781,010
581,000	Integrys Energy Group, Inc.	32,251,310
188,673	National Grid PLC ADR	14,869,319
675,714	National Grid PLC (United Kingdom)	10,569,359
800,000	Nicor Inc.	38,736,000
1,000,000	Northeast Utilities Inc.	32,770,000
2,237,200	NSTAR	78,570,464
1,350,000	PG&E Corp.	65,164,500
1,200,000	PPL Corp.	49,080,000
1,453,884	Pepco Holdings Inc.	42,191,714
1,500,000	Pinnacle West Capital Corp.	72,375,000
1,375,000	Progress Energy Inc.	69,355,000
900,000	Public Service Enterprise Group Inc.	74,736,000
1,000,000	Puget Energy, Inc.	25,680,000
393,000	RWE AG (Germany)	41,432,850
1,000,000	Scottish & Southern Energy ADR	30,224,600
850,000	Scottish & Southern Energy PLC (United Kingdom)	25,690,738
2,000,000	Southern Co.	73,300,000
1,015,000	Spectra Energy Corp.	26,664,050
2,200,000	Teco Energy Inc.	37,862,000
1,500,000	Vectren Corp.	42,900,000
1,000,000	WGL Holdings Inc.	31,980,000
1,000,000	Westar Energy Inc.	27,520,000
3,499,304	Xcel Energy Inc.	86,397,816
		1,699,881,842

The accompanying notes are an integral part of the financial statement.

     DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2007

		Value
Shares	Description	(Note 1)

	¢ TELECOMMUNICATION—17.4%
2,095,230	AT&T Inc.	$82,614,919
1,464,000	BCE Inc.	41,401,920
565,000	BT Group PLC ADR	33,905,650
1,377,000	Chunghwa Telecom Co. Ltd. ADR	27,429,840
2,500,000	Citizens Communications Co.	37,375,000
1,000,000	France Telecom SA	26,316,840
4,855,000	TeliaSonera AB (Sweden)	41,691,788
1,719,492	Verizon Communications Inc.	65,203,137
621,640	Vodafone Group PLC ADR	16,697,250
2,428,360	Windstream Corp.	35,672,608
		408,308,952

	¢ NON-UTILITY—9.0%
56,743	AMB Property Corp.	3,335,921
67,522	Alexandria Real Estate Equities Inc.	6,777,183
35,503	Apartment Investment and Management Co.	2,048,168
135,010	Archstone Smith Trust	7,328,343
53,329	AvalonBay Communities Inc.	6,932,770
70,349	Boston Properties Inc.	8,258,973
19,631	Camden Property Trust	1,380,256
165,660	Corporate Office Properties Trust	7,567,349
79,739	DCT Industrial Trust Inc.	943,312
125,128	Developers Diversified Realty Corp.	7,870,551
136,518	Diamondrock Hospitality Co.	2,593,842
146,428	Digital Realty Trust Inc.	5,842,477
23,040	Douglas Emmett Inc.	588,211
80,657	Duke Realty Corp.	3,506,160
180,034	Equity Residential	8,683,040
50,019	Essex Property Trust Inc.	6,476,460
161,797	Extra Space Storage Inc.	3,064,435
13,324	Federal Realty Investment Trust	1,207,421
143,913	General Growth Properties Inc.	9,292,462
182,904	Health Care Property Investors Inc.	6,590,031

The accompanying notes are an integral part of the financial statement.

     DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2007

		Value
Shares	Description	(Note 1)
36,271	Hospitality Properties Trust	$1,697,483
378,215	Host Hotels & Resorts Inc.	9,950,837
17,835	Kilroy Realty Corp.	1,315,331
193,720	Kimco Realty Corp.	9,441,913
51,837	LaSalle Hotel Properties	2,403,163
92,756	The Macerich Co.	8,566,944
178,322	ProLogis	11,578,448
103,604	Public Storage Inc.	9,808,191
73,759	Regency Centers Corp.	6,162,564
57,795	SL Green Realty Corp.	7,928,318
165,129	Simon Property Group Inc.	18,370,601
92,002	Sunstone Hotel Investors Inc.	2,507,975
45,100	Tanger Factory Outlet Centers, Inc.	1,821,589
152,655	UDR, Inc.	4,674,296
157,847	Ventas Inc.	6,650,094
80,630	Vornado Realty Trust	9,622,384
		212,787,496
	Total Common Stocks (Cost—$1,711,156,368)	2,320,978,290

The accompanying notes are an integral part of the financial statement.

     DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2007

PREFERRED STOCKS—8.0%
		Value
Shares	Description	(Note 1)
	¢ UTILITY—2.9%
700,000	Entergy Corp. 7 5/8% due 2/17/09	$45,493,000
220,000	Southern California Edison 6 1/8% Perpetual	22,543,136
		68,036,136
	¢ NON-UTILITY—5.1%
710,432	AMB Property Corp. 7% Series O Perpetual	18,329,146
17,300	AvalonBay Communities Inc. 8.70% Series H Perpetual	470,387
650,000	Duke Realty Corp. 6.95% Series M Perpetual	16,445,000
300,000	Federal National Mortgage Association 7% Perpetual	15,825,000
400,000	New Plan Excel Realty Trust 7 5/8% Series E Perpetual	10,008,000
900,000	Public Storage Inc. 7 1/4% Series I Perpetual	23,238,000
600,000	Realty Income Corp. 7 3/8% Series D Perpetual	15,408,000
200,000	Vornado Realty Trust 7% Series E Perpetual	5,080,000
234,900	Vornado Realty Trust 6 5/8% Series G Perpetual	5,839,614
350,000	Vornado Realty Trust 6 5/8% Series I Perpetual	8,746,500
		119,389,647
	Total Preferred Stocks (Cost—$174,951,192)	187,425,783

BONDS—37.8%

		Ratings
			Standard
			and	Value
Par Value	Description	Moody’s	Poor’s	(Note 1)
	¢ ELECTRIC AND GAS—12.0%
$10,000,000	AGL Capital Corp.
	7 1/8%, due 1/14/11	Baa1	BBB+	$10,593,890
22,000,000	Arizona Public Service Company
	6 7/8%, due 8/01/36	Baa2	BBB–	23,476,332
19,450,000	Comed Financing II
	8½%, due 1/15/27	Ba2	BB	19,733,523

The accompanying notes are an integral part of the financial statement.

     DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2007

			Standard
			and	Value
Par Value	Description	Moody’s	Poor’s	(Note 1)
$ 9,304,000	Commonwealth Edison Co.
	8%, due 5/15/08	Baa2	BBB	$9,416,485
24,000,000	Dominion Resources Capital Trust I
	7.83%, due 12/01/27	Baa3	BB+	24,451,152
20,000,000	Duke Energy Corp., Series D
	7 3/8%, due 3/01/10	A3	BBB	21,236,860
5,000,000	Entergy Corp.
	6.30%, due 9/01/35	Baa1	A–	4,970,365
24,340,000	Illinois Power Co.
	7 1/2%, due 6/15/09	Baa3	BBB–	24,692,054
17,000,000	Keyspan Corp.
	7 5/8%, due 11/15/10	A3	A	18,364,743
15,825,000	Niagara Mohawk Power Corp.
	8 7/8%, due 5/15/07	Baa1	A–	15,883,458
10,000,000	Northern Border Partners LP
	8 7/8%, due 6/15/10	Baa2	BBB	11,034,660
5,000,000	NSTAR
	8%, due 2/15/10	A2	A	5,380,120
9,000,000	PSEG Power LLC
	8 5/8%, due 4/15/31	Baa1	BBB	11,458,485
16,043,000	Progress Energy Inc.
	7.10%, due 3/01/11	Baa2	BBB	17,140,245
22,750,000	Puget Capital Trust
	8.231%, due 6/01/27	Ba1	BB	21,977,865
12,915,000	Sempra Energy
	7.95%, due 3/01/10	Baa1	BBB+	13,865,234
6,488,000	Southern Union Co.
	7.60%, due 2/01/24	Baa3	BBB–	6,971,388
8,850,000	Southern Union Co.
	8 1/4%, due 11/15/29	Baa3	BBB–	10,211,493
10,000,000	TE Products Pipeline Co.
	7.51%, due 1/15/28	Baa3	BBB–	10,391,170
				281,249,522

The accompanying notes are an integral part of the financial statement.

     DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2007

		Ratings
			Standard
			and	Value
Par Value	Description	Moody’s	Poor’s	(Note 1)

	¢ TELECOMMUNICATION—16.7%
$17,200,000	AT&T Wireless Services Inc.
	7 1/2%, due 5/01/07	A2	A	$17,226,196
11,500,000	Alltel Corp.
	7 7/8%, due 7/01/32	A2	A–	12,150,935
15,098,000	BellSouth Capital Funding Corp.
	7 3/4%, due 2/15/10	A2	A	16,150,617
10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, due 2/15/30	A2	A	11,736,100
22,000,000	British Telecom PLC
	8 3/8%, due 12/15/10	Baa1	BBB+	24,577,300
15,000,000	Centurytel Inc.
	8 3/8%, due 10/15/10	Baa2	BBB	16,409,610
15,000,000	Centurytel Inc.
	6 7/8%, due 1/15/28	Baa2	BBB	14,720,100
5,645,000	Comcast Cable Communications Inc.
	8 3/8%, due 5/01/07	Baa2	BBB+	5,657,859
13,900,000	Comcast Corp.
	7.05%, due 3/15/33	Baa2	BBB+	14,969,049
13,000,000	Deutsche Telekom Int’l Finance BV
	8%, due 6/15/10	A3	A–	14,102,179
23,140,000	France Telecom SA
	7 3/4%, due 3/01/11	A3	A–	25,231,856
17,000,000	Koninklijke KPN NV
	8%, due 10/01/10	Baa2	BBB+	18,454,622
15,000,000	Koninklijke KPN NV
	8 3/8%, due 10/01/30	Baa2	BBB+	17,027,745
24,104,000	Nextel Communications Corp.
	7 3/8%, due 8/01/15	Baa3	BBB	24,953,666
10,000,000	Sprint Capital Corp.
	8 3/8%, due 3/15/12	Baa3	BBB	11,168,690

The accompanying notes are an integral part of the financial statement.

     DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2007

		Ratings
			Standard
			and	Value
Par Value	Description	Moody’s	Poor’s	(Note 1)
$ 10,000,000	TCI Communications Inc.
	8 3/4%, due 8/01/15	Baa2	BBB+	$11,829,170
32,000,000	Telecom Italia Capital
	7.20%, due 7/18/36	Baa2	BBB+	33,419,552
15,000,000	Telefonica Emisiones SAU
	7.045%, due 6/20/36	Baa1	BBB+	16,069,755
11,500,000	Telefonica Europe BV
	7 3/4%, due 9/15/10	Baa1	BBB+	12,401,347
5,000,000	Telefonica Europe BV
	8 1/4%, due 9/15/30	Baa1	BBB+	6,006,955
10,000,000	Telus Corp.
	7 1/2%, due 6/01/07	Baa1	BBB+	10,032,070
17,000,000	Telus Corp.
	8%, due 6/01/11	Baa1	BBB+	18,635,366
10,500,000	Verizon Global Funding Corp.
	7 3/4%, due 12/01/30	A3	A	12,205,945
20,000,000	Vodafone Group PLC
	7 3/4%, due 2/15/10	A3	A–	21,361,440
5,000,000	Vodafone Group PLC
	7 7/8%, due 2/15/30	A3	A–	5,788,295
				392,286,419

	¢ NON-UTILITY—9.1%
8,000,000	Dayton Hudson Corp.
	9 7/8%, due 7/01/20	A1	A+	11,065,016
9,600,000	Duke Realty LP
	6.80%, due 2/12/09	Baa1	BBB+	9,871,334
100,000,000	Federal National Mortgage Association
	7 1/4%, due 1/16/09	Aaa	AAA	101,506,800
				122,443,150
	Total Bonds (Cost—$809,305,923)			795,979,091

The accompanying notes are an integral part of the financial statement.

     DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2007

Par Value/			Value
Shares		Description	(Note 1)

SHORT-TERM INSTRUMENTS—32.5%

#$	5,737,561	AIM STIC Liquid Assets Portfolio	$5,737,561
#	95,000,000	Banc of America Securities LLC Repurchase Agreement,
		5.478%, dated 3/30/07, due 4/02/07, with a repurchase price of
		$95,043,367 and collateralized by $96,900,000 market value of
		corporate bonds having an average coupon rate of 5.81% and
		an original weighted average maturity of 1/24/16	95,000,000
#	25,000,000	Bank of America, NA
		5.49%, due 2/08/08	25,005,500
#	40,000,000	BNP Paribas Securities Repurchase Agreement,
		5.488%, dated 3/30/07, due 4/02/07, with a repurchase price of
		$40,018,293 and collateralized by $40,800,000 market value of
		corporate bonds having an average coupon rate of 5.47% and
		an original weighted average maturity of 11/24/14	40,000,000
#	25,000,000	Chesham Finance LLC
		5.260%, due 8/08/07	24,995,000
#	50,000,000	Citigroup Global Markets Inc. Master Note
		5.508%, due 4/02/07	50,000,000
#	100,000,000	Credit Suisse First Boston LLC Repurchase Agreement,
		5.478%, dated 3/30/07, due 4/02/07, with a repurchase price of
		$100,045,650 and collateralized by $102,000,366 market value of
		asset-backed securities (ABS) and corporate bonds having an
		average coupon rate of 7.37% and an original weighted average
		maturity of 8/20/29	100,000,000
#	50,000,000	Dresdner Kleinwort Wasserstein Securities LLC Repurchase Agreement,
		5.488%, dated 3/30/07, due 4/02/07, with a repurchase price of
		$50,022,867 and collateralized by $51,004,095 market value of
		corporate bonds having an average coupon rate of 6.25% and
		an original weighted average maturity of 11/20/17	50,000,000
#	25,000,000	East-Fleet Finance LLC
		5.343%, due 12/03/07	24,996,000

The accompanying notes are an integral part of the financial statement.

     DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2007

SHORT-TERM INSTRUMENTS—32.5%

Par Value/			Value
Shares		Description	(Note 1)
#$	25,000,000	Ebury Finance Ltd.
		5.270%, due 8/08/07	$24,995,000
	40,000,000	General Electric Capital Corp.
		5.222%, due 4/02/07	40,000,000
#	10,000,000	German Residential Funding PLC
		5.370%, due 8/22/07	10,001,740
#	113,000,000	Goldman Sachs & Co. Repurchase Agreement,
		5.508%, dated 3/30/07, due 4/02/07, with a repurchase price of
		$113,051,867 and collateralized by $115,260,001 market value of
		ABS and collateralized mortgage obligations (CMOs) having an
		average coupon rate of 5.82% and an original weighted average
		maturity of 1/11/37	113,000,000
#	50,000,000	Greenwich Capital Markets Inc. Repurchase Agreement,
		5.518%, dated 3/30/07, due 4/02/07, with a repurchase price of
		$50,022,992 and collateralized by $51,003,001 market value of
		CMOs having an average coupon rate of 5.00% and an original
		weighted average maturity of 10/25/35	50,000,000
#	50,000,000	Lehman Brothers Inc. Repurchase Agreement,
		5.488%, dated 3/30/07, due 4/02/07, with a repurchase price of
		$50,022,867 and collateralized by $51,000,415 market value of
		corporate bonds having an average coupon rate of 3.32% and
		an original weighted average maturity of 10/24/10	50,000,000
#	20,000,000	Morgan Stanley & Co., Inc.
		5.62%, due 1/11/08	20,021,480
#	50,000,000	Nomura Securities International Inc. Repurchase Agreement,
		5.488%, dated 3/30/07, due 4/02/07, with a repurchase price of
		$50,022,867 and collateralized by $51,000,000 market value of
		CMOs having an average coupon rate of 5.07% and an original
		weighted average maturity of 7/29/39	50,000,000
#	25,000,000	Premier Asset Collateralized Entity LLC
		5.37%, due 4/25/07	25,000,000
#	22,000,000	Sedna Finance Inc.
		5.33%, due 10/26/07	22,003,520

The accompanying notes are an integral part of the financial statement.

     DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
March 31, 2007

SHORT-TERM INSTRUMENTS—32.5%

Par Value/			Value
Shares		Description	(Note 1)
# $	35,000,000	Zane Funding LLC
		5.350%, due 4/13/07	$34,937,583
		Total Short-Term Instruments (Amortized Cost—$855,693,384)	855,693,384
		TOTAL INVESTMENTS—177.1% (Cost—$3,551,106,867)	4,160,076,548
		OTHER ASSETS LESS LIABILITIES—(55.8%)	(1,311,108,814)
		AUCTION PREFERRED STOCK—(21.3%)	(500,000,000)
		NET ASSETS APPLICABLE TO COMMON STOCK—100.0%
		(equivalent to $10.34 per share of common stock based on 227,170,556
		shares of common stock outstanding; authorized 250,000,000 shares)	$2,348,967,734

# This security was purchased with the cash proceeds from securities loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

______________
(1)	Equity securities traded on a national or foreign securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at the last reported sale price or, if there was no sale on the pricing date, then the security is valued at the mean of the bid and ask prices as obtained on that day from one or more dealers regularly making a market in that security. Fixed income securities are valued at the mean of bid and ask prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. Such bid and ask prices are determined taking into account securities prices, yields, maturities, call features, ratings, and institutional size trading in similar securities and developments related to specific securities. Any securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on an amortized cost basis, which approximates market value.

(2)	At December 31, 2006, the Fund’s most recent fiscal tax year end, based on a tax cost of investments of $3,576,595,839, the Fund had gross unrealized appreciation of $610,438,317 and gross unrealized depreciation of $12,184,772.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)	/s/ NATHAN I. PARTAIN

Nathan I. Partain President and Chief Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN

Nathan I. Partain President and Chief Executive Officer

Date	May 18, 2007

By (Signature and Title)	/s/ JOSEPH C. CURRY, JR.

Joseph C. Curry, Jr. Senior Vice President and Treasurer

Date	May 18, 2007